SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

In connection with the preparation of the financial statements for the three and six months ended June 30, 2021, the Company has evaluated subsequent events for both conditions existing and not existing on June 30, 2021, and concluded there were no subsequent events to recognize in the financial statements.

On July 22, 2021, CCIV held a special meeting of stockholders to approve the Merger Agreement. Following the Closing on July 23, 2021 CCIV has changed its name to Lucid Group, Inc. and its Class A common stock, par value $0.0001 per share (“Common Stock”), and warrants began trading on The Nasdaq Stock Market LLC under the symbols “LCID” and “LCIDW,” respectively.

Immediately prior to the Closing, all of Lucid’s preferred shares (the “Lucid Preferred Shares”) then issued and outstanding were converted into Lucid’s common shares, par value $0.0001 per share (the “Lucid Common Shares”) in accordance with the terms of Lucid Group’s Memorandum and Articles of Association, such that each converted Lucid Preferred Share was no longer outstanding and ceased to exist, and each holder thereof thereafter ceased to have any rights with respect to such securities. At the date and time that the business combination became effective, each Lucid Common Share then issued and outstanding was automatically cancelled and the holders of Lucid Common Shares received 2.644 shares of Common Stock in exchange for each Lucid Common Share they held at such time, based on the Equity Value (as defined in the Merger Agreement) of $12.3 billion. The Equity Value equals (a) $11.8 billion plus (b) (i) all cash and cash equivalents of Lucid and its subsidiaries less (ii) all indebtedness for borrowed money of Lucid and its subsidiaries, in each case as of two business days prior to the Closing. The holders of the Lucid Common Shares were issued 1,193,226,511 shares of Common Stock at the Closing.

Subsequent to June 30, 2021, the Company entered into new retail lease agreements for various locations. The leases commenced in and after July 2021 and will expire on or before June 2031. Under the lease agreements, the Company will pay base rent from $0.1 million to $0.5 million annually.

NOTE 15 — SUBSEQUENT EVENTS

In connection with the preparation of the financial statements for the year ended December 31, 2020, the Company has evaluated subsequent events through March 19, 2021, the date the financial statements were available to be issued, for both conditions existing and not existing at December 31, 2020, and concluded there were no subsequent events to recognize in the financial statements.

In January 2021, the Company’s board of directors approved the 2021 Stock Incentive Plan (the “2021 Plan”). The 2021 Plan will replace the 2009 Plan and 2014 Plan. 3,981,178 shares reserved for future issuance under 2009 Plan and 2014 Plan will be removed and added to share reserve under the 2021 Plan. If outstanding share awards issued under the 2009 Plan and 2014 Plan 1) expire or terminate for any reason prior to exercise or settlement, 2) are forfeited, canceled or otherwise returned to the Company because of the failure to meet vesting conditions, or 3) are reacquired, withheld to satisfy a tax withholding obligation in connection with an award or to satisfy the purchase price or exercise price of a share award (collectively, the “Returning Shares”), will be added back to the 2021 Plan. The 2021 Plan provides for the grant of incentive share options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory share options, restricted shares. Restricted Stock Units (RSUs), share appreciation rights, performance based awards and cash based awards to the Company’s employees, directors, and consultants and its parent and subsidiary corporations’ employees and consultants. The 2021 Plan became effective in January 2021. 32,076,334 shares were authorized to issue under the 2021 Plan.

In February 2021, the Company entered into new lease agreements for retail locations in Manhasset, New York and in Chicago, Illinois. The leases commenced in February 2021 and will expire on or before January 31, 2031. Under the lease agreements, the Company will pay base rent from $0.5 million to $0.8 million annually. Base rent is subject to a 2.5% annual escalation clause during the lease term.

In February 2021, the Company and Ayar entered into Amendment No. 1 to the original Series E Preferred Share Purchase Agreement (“Amendment No. 1”) entered into September 2020 (refer to Note 7). Under the Amendment No. 1, Ayar and the Company agreed to enter into the third closing of additional 50,612,262 Series E convertible preferred shares at $7.90 per share, aggregating to $400.0 million. Upon the signing of the Amendment No. 1, the Company received the issuance proceeds of $400.0 million from Ayar in February 2021.

Amendment No. 1 also allowed the Company to provide an opportunity to all current convertible preferred shareholders other than Ayar (“Eligible Holders”) to purchase up to 8,977,769 Series E convertible preferred shares on a pro rata basis at $7.90 per share, aggregating to $71.0 million. The Company will issue the Offer Notice to all Eligible Holders two business days following the third closing, and all Eligible Holders have 14 calendar days (the “Exercise Period”) to notice the Company on the number of Series E convertible preferred shares they intend to purchase.

Along with the execution of the Amendment No. 1, the Company also increased the authorized number of common shares and convertible preferred shares to 498,017,734 and 437,182,072 shares, respectively.

On February 22, 2021, Churchill Capital Corp IV (“CCIV”) (NYSE:CCIV), a special purpose acquisition company or SPAC, announced that it had entered into a definitive agreement for a merger that would result in the Company becoming a wholly owned subsidiary of CCIV. If such merger is ultimately completed, the Company would effectively comprise all of CCIV’s material operations.

In February 2021, the Company’s board of directors granted a total of 1,035,000 RSUs under the 2021 Plan in connection with the proposed merger with CCIV. The aggregate grant date fair value of the RSUs is estimated to be between $38.8 million and $44.0 million based on the estimated fair value of our underlying common shares using preliminary valuation techniques with the most reliable information currently available. Actual fair value may differ from these estimates and such differences may be material. The RSUs are subject to a performance condition and a service condition. The performance condition will be satisfied upon the closing of the proposed merger with CCIV. The service condition for 25% of the RSUs will be satisfied 375 days after the closing of the proposed merger with CCIV and will be satisfied for the remaining RSUs in equal quarterly installments thereafter, subject to continuous employment through each vesting date.

Events Subsequent to the Original Issuance of Consolidated Financial Statements (Unaudited)

In March 2021, the Company’s board of directors granted a total of 1,066,631 RSUs under the 2021 Plan in connection with the proposed merger with CCIV. The aggregate grant date fair value of the RSUs is estimated to be between $53.6 million and $60.7 million based on the estimated fair value of our underlying common shares using preliminary valuation techniques with the most reliable information currently available. Actual fair value may differ from these estimates and such differences may be material. The RSUs are subject to a performance condition and a service condition. The performance condition will be satisfied upon the closing of the proposed merger with CCIV. The service condition for 25% of the RSUs will be satisfied 375 days after the closing of the proposed merger with CCIV and will be satisfied for the remaining RSUs in equal quarterly installments thereafter, subject to continuous employment through each vesting date.

In March 2021, the Company’s board of directors granted a total of 11,293,177 RSUs to its CEO under the 2021 Plan in connection with the proposed merger with CCIV. The CEO RSU Award will be comprised of 5,232,507 RSUs subject to performance and service conditions (the “CEO Time-Based RSUs”) and 6,060,670 RSUs subject to performance and market conditions (the “CEO Performance RSUs”). The aggregate grant date fair value of the CEO RSU Award is estimated to be $556.1 million based on the estimated fair value of our underlying common shares using preliminary valuation techniques, including a Monte Carlo simulation method for awards with market conditions, with the most reliable information currently available. Actual fair value may differ from these estimates and such differences may be material. The performance condition of the CEO Time-Based RSUs and CEO Performance RSUs will be satisfied upon the closing of the proposed merger with CCIV. The service condition for the CEO Time-Based RSUs will be satisfied in 16 equal quarterly installments beginning after the closing of the proposed merger with CCIV, subject to continuous employment through each vesting date. The market conditions for the CEO Performance RSUs will be satisfied based upon the achievement of certain market capitalization goals of the combined company during the five-year period beginning after the closing of the proposed merger with CCIV, subject to continuous employment through each vesting date.

In April 2021, the Company issued 25,306,130 Series E Preferred Shares at a purchase price of approximately $7.90 per share for an aggregate purchase price of $200.0 million. The total number of shares issued include 202,449 shares issued to the CEO.

In May 2021, the Company completed its evaluation related to the exercise of the convertible preferred share warrant liability that was settled in its entirety in February 2021. Upon final settlement, the Company converted the warrants into $12.9 million of Series D convertible preferred shares and recorded a $7.0 million loss related to fair value remeasurement of the warrants in the consolidated statements of operations.

From March 2021 through May 2021, the Company entered into new lease agreements for retail locations in various locations. The leases commenced in April 2021 and will expire on or before March 2032. Under the lease agreements, the Company will pay base rent from $0.2 million to $1.2 million annually.

On July 22, 2021, CCIV held a special meeting of stockholders to approve the Merger Agreement. Following the Closing on July 23, 2021 CCIV has changed its name to Lucid Group, Inc. and its Class A common stock, par value $0.0001 per share (“Common Stock”), and warrants began trading on The Nasdaq Stock Market LLC under the symbols “LCID” and “LCIDW,” respectively.